Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ 47,383	¥ 90,502	¥ (93,561)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	20,020	34,189	(24,308)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	1,729	3,317	(1,554)
Items that may be reclassified subsequently to profit or loss, Before-tax:
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	(204,372)	7,923	(430,191)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	188	141	39
Exchange differences on translating foreign operations, Net changes, Before-tax	(204,184)	8,064	(430,152)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	12,266	(24,158)	(37,554)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(1,155)	100	35
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	11,111	(24,058)	(37,519)
Total other comprehensive income, Before-tax	(123,941)	112,014	(587,094)
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(34,039)	(32,348)	22,852
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(732)	(11,482)	8,511
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(41)	(55)	280
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(4)	3
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	4	(3)
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	(521)	1,428	929
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)	30	(14)	(1)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(491)	1,414	928
Total other comprehensive income, Tax benefit (expense)	(35,303)	(42,471)	32,571
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	13,344	58,154	(70,709)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	19,288	22,707	(15,797)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	1,688	3,262	(1,274)
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	(204,376)	7,926	(430,191)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	192	138	39
Exchange differences on translating foreign operations, Net changes, Net-of-tax	(204,184)	8,064	(430,152)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	11,745	(22,730)	(36,625)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(1,125)	86	34
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	10,620	(22,644)	(36,591)
Total other comprehensive income, Net-of-tax	¥ (159,244)	¥ 69,543	¥ (554,523)